Equity - Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Beginning balance	$ 8,621
Ending balance	36,704	$ 8,621
Accumulated other comprehensive income
Statement [line items]
Beginning balance	8,621	(180)	$ (218)
Exchange differences arising on translation of foreign operations	273	(626)	(123)
Changes in fair value of financial assets	27,810	9,427	152
Remeasurement of defined benefit pension plans			9
Ending balance	36,704	8,621	(180)
Defined benefit pension plans
Statement [line items]
Beginning balance	798	798	789
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	0	9
Ending balance	798	798	798
Unrealized gains (losses) on securities
Statement [line items]
Beginning balance	8,673	(754)	(906)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	27,810	9,427	152
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	36,483	8,673	(754)
Foreign currency translation
Statement [line items]
Beginning balance	(850)	(224)	(101)
Exchange differences arising on translation of foreign operations	273	(626)	(123)
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	$ (577)	$ (850)	$ (224)